Financial Assets and Liabilities - Summary of Future Minimum Lease Commitments Payable with Non-cancellable Operating Leases (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Operating Lease By Lessee [Line Items]
Future minimum lease commitments payable with non-cancellable operating leases	₱ 77,244	₱ 72,686
Within 12 months [Member]
Disclosure Of Operating Lease By Lessee [Line Items]
Future minimum lease commitments payable with non-cancellable operating leases	16,560	15,651
Later than one year and not later than five years [Member]
Disclosure Of Operating Lease By Lessee [Line Items]
Future minimum lease commitments payable with non-cancellable operating leases	35,588	29,440
More than five years [Member]
Disclosure Of Operating Lease By Lessee [Line Items]
Future minimum lease commitments payable with non-cancellable operating leases	₱ 25,096	₱ 27,595